Administrative Office

4333 Edgewood Road NE

Cedar Rapids, IA 52499

November 17, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Merrill Lynch Investor Choice AnnuitySM (IRA Series)

Merrill Lynch Life Variable Annuity Separate Account D

Transamerica Advisors Life Insurance Company

(File No. 333-119364)

Commissioners:

In accordance with Rule 497(j) under the Securities Act of 1933 (“1993 Act”), on behalf of the Registrant we hereby certify that:

1.	In connection with the above-referenced Registration Statement, the form of prospectus and statement of additional information that would have been filed under paragraph (c) of the Rule 497 under the 1933 Act would have been different from that contained in the most recent Registration Statement, and

2.	The text of the most recent Registration Statement has been filed with the Commission electronically.

If you have any questions regarding this certification, please call the undersigned at (213) 742-5216.

Sincerely,

/s/ Alison Ryan

Alison Ryan

Assistant Secretary